Investments - Net Realized and Unrealized Investment Gains and Losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net realized and unrealized investment gains and losses
Gains on sales of fixed maturity securities	$ 53		$ 97	$ 9	$ 19	$ 3	$ 56
Gains on sales of equity securities		$ 386	67	410	4,287	802	592
Total realized gains	53	386	164	419	4,306	805	648
Losses on sales of fixed maturity securities	(3)	(113)	(69)	(156)	(418)	(48)
Losses on sales of equity securities		(3,621)	(156)	(4,066)	(421)	(149)	(149)
Total realized losses	(3)	(3,734)	(225)	(4,222)	(839)	(197)	(149)
Net realized investment losses	50	(3,348)	(61)	(3,803)	3,467	608	499
Net unrealized gains (losses) on equity securities	443	3,603	2,965	3,437	(6,036)
Net realized and unrealized gains (losses) on investments	$ 493	$ 255	$ 2,904	$ (366)	$ (2,569)	$ 608	$ 499